American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Emerging Opportunities Total Return Fund
July 31, 2019

AC Alternatives Emerging Opportunities Total Return - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 40.4%
Argentina — 1.0%
Argentine Republic Government International Bond, 6.875%, 4/22/21		$250,000	225,188
Colombia — 1.1%
Colombian TES, 7.00%, 6/30/32	COP	825,000,000	270,017
Costa Rica — 1.2%
Costa Rica Government International Bond, 4.375%, 4/30/25		$300,000	293,253
Croatia — 1.3%
Croatia Government International Bond, 6.625%, 7/14/20		$300,000	311,516
Dominican Republic — 0.7%
Dominican Republic International Bond, 6.00%, 7/19/28		$150,000	164,814
Egypt — 2.0%
Egypt Government International Bond, 6.59%, 2/21/28		$200,000	206,432
Egypt Government International Bond, 8.50%, 1/31/47		$250,000	274,315
			480,747
El Salvador — 0.7%
El Salvador Government International Bond, 8.625%, 2/28/29		$140,000	164,327
Indonesia — 3.0%
Indonesia Treasury Bond, 6.125%, 5/15/28	IDR	10,980,000,000	724,169
Israel — 1.1%
Israel Government Bond - Fixed, 3.75%, 3/31/47	ILS	765,000	272,857
Jordan — 0.9%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	213,213
Malaysia — 1.8%
Malaysia Government Bond, 3.73%, 6/15/28	MYR	1,050,000	256,183
Malaysia Government Bond, 4.92%, 7/6/48	MYR	600,000	162,909
			419,092
Mexico — 4.1%
Mexican Bonos, 5.75%, 3/5/26	MXN	8,830,000	422,144
Mexican Bonos, 10.00%, 11/20/36	MXN	8,620,000	543,431
			965,575
Nigeria — 1.1%
Nigeria Government International Bond, MTN, 6.50%, 11/28/27		$250,000	256,837
Oman — 1.8%
Oman Government International Bond, 4.75%, 6/15/26		$450,000	433,585
Peru — 2.5%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	1,754,000	603,645
Russia — 4.9%
Russian Federal Bond - OFZ, 7.10%, 10/16/24	RUB	41,000,000	647,114
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20		$300,000	306,000
Russian Foreign Bond - Eurobond, 4.75%, 5/27/26		$200,000	215,003
			1,168,117
Senegal — 0.6%
Senegal Government International Bond, 6.75%, 3/13/48(1)		$150,000	144,429

Serbia — 2.4%
Serbia International Bond, 4.875%, 2/25/20		$560,000	566,757
South Africa — 5.6%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	9,500,000	668,114
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	3,540,000	275,699
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,900,000	188,590
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$200,000	213,173
			1,345,576
Tunisia — 1.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$300,000	279,873
Turkey — 1.4%
Turkey Government International Bond, 6.875%, 3/17/36		$330,000	324,141
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,197,087)			9,627,728
CORPORATE BONDS — 24.0%
Brazil — 3.8%
Banco BTG Pactual SA, 5.50%, 1/31/23		200,000	211,480
Banco do Brasil SA, 6.00%, 1/22/20		275,000	280,005
Banco do Brasil SA, 3.875%, 10/10/22		200,000	204,190
Usiminas International Sarl, 5.875%, 7/18/26(1)		200,000	203,390
			899,065
Chile — 2.7%
Engie Energia Chile SA, 5.625%, 1/15/21		225,000	235,062
Inversiones CMPC SA/Cayman Islands Branch, 4.375%, 5/15/23		200,000	209,189
VTR Finance BV, 6.875%, 1/15/24		200,000	207,250
			651,501
China — 0.9%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)		200,000	210,947
Colombia — 3.0%
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)		425,000	405,344
Millicom International Cellular SA, 5.125%, 1/15/28(1)		300,000	308,625
			713,969
Croatia — 1.1%
Hrvatska Elektroprivreda, 5.875%, 10/23/22		250,000	272,508
Hong Kong — 1.2%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		300,000	298,959

Indonesia — 2.1%
Listrindo Capital BV, 4.95%, 9/14/26		200,000	200,850
Majapahit Holding BV, 7.75%, 1/20/20(1)		300,000	307,779
			508,629
Kazakhstan — 1.3%
KazMunayGas National Co. JSC, 3.875%, 4/19/22		300,000	307,937
Malaysia — 1.3%
Petronas Capital Ltd., 5.25%, 8/12/19		300,000	300,225
Mexico — 4.3%
Cometa Energia SA de CV, 6.375%, 4/24/35(1)		195,000	203,775
Petroleos Mexicanos, 3.50%, 7/23/20		100,000	100,270
Petroleos Mexicanos, 6.50%, 3/13/27		720,000	715,824
			1,019,869

Qatar — 1.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	350,000	352,432
Russia — 0.8%
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	150,000	193,198
TOTAL CORPORATE BONDS (Cost $5,592,583)		5,729,239
U.S. TREASURY SECURITIES — 23.6%
U.S. Treasury Notes, 2.125%, 5/31/21	1,366,000	1,371,283
U.S. Treasury Notes, 1.625%, 6/30/21	600,000	597,000
U.S. Treasury Notes, 2.625%, 7/15/21	2,793,000	2,832,113
U.S. Treasury Notes, 2.50%, 2/15/22	534,000	542,604
U.S. Treasury Notes, 2.125%, 9/30/24(2)	276,000	279,784
TOTAL U.S. TREASURY SECURITIES (Cost $5,570,377)		5,622,784
TEMPORARY CASH INVESTMENTS — 12.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $2,671,625), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $2,618,780)		2,618,613
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $449,438), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $437,015)		437,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,543	1,543
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,057,156)		3,057,156
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $23,417,203)		24,036,907
OTHER ASSETS AND LIABILITIES — (0.8)%		(184,322)
TOTAL NET ASSETS — 100.0%		$23,852,585

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	10,466,650	USD	208,707	Goldman Sachs & Co.	9/18/19	$14,836
AUD	511,181	USD	358,246	Bank of America N.A.	9/18/19	(8,105)
AUD	338,586	USD	237,442	Bank of America N.A.	9/18/19	(5,522)
USD	119,804	AUD	170,805	Bank of America N.A.	9/18/19	2,809
USD	471,887	AUD	678,962	Bank of America N.A.	9/18/19	6,821
BRL	3,709,543	USD	921,923	Goldman Sachs & Co.	9/18/19	46,681
BRL	835,438	USD	219,517	Goldman Sachs & Co.	9/18/19	(1,375)
USD	241,585	BRL	918,118	Goldman Sachs & Co.	9/18/19	1,853
CAD	314,251	USD	236,654	Morgan Stanley	9/18/19	1,668
CAD	618,903	USD	460,017	Morgan Stanley	9/18/19	9,348
USD	231,699	CAD	304,781	Morgan Stanley	9/18/19	558
USD	479,809	CAD	628,373	Morgan Stanley	9/18/19	3,262
USD	239,613	CLP	162,539,220	Goldman Sachs & Co.	9/23/19	8,672
CNY	3,298,371	USD	479,833	Morgan Stanley	9/18/19	(2,286)
CNY	1,647,781	USD	239,908	Morgan Stanley	9/18/19	(1,337)
USD	359,022	CNY	2,472,655	Morgan Stanley	9/18/19	1,024
COP	1,997,138,278	USD	620,565	Goldman Sachs & Co.	9/18/19	(13,622)
COP	1,587,408,763	USD	473,429	Goldman Sachs & Co.	9/18/19	8,994
COP	772,031,599	USD	239,315	Goldman Sachs & Co.	9/18/19	(4,690)
USD	336,662	COP	1,136,463,350	Goldman Sachs & Co.	9/18/19	(8,716)
USD	309,098	COP	996,840,822	Goldman Sachs & Co.	9/18/19	6,152

USD	250,893	COP	805,114,186	Goldman Sachs & Co.	9/18/19	6,213
USD	240,435	COP	776,180,326	Goldman Sachs & Co.	9/18/19	4,549
CZK	2,793,485	USD	124,066	UBS AG	9/18/19	(3,677)
CZK	5,494,302	USD	242,510	UBS AG	9/18/19	(5,726)
CZK	5,406,343	USD	234,655	UBS AG	9/18/19	(1,662)
CZK	10,671,942	USD	460,927	UBS AG	9/18/19	(1,007)
USD	242,054	CZK	5,451,282	UBS AG	9/18/19	7,125
USD	116,984	CZK	2,649,256	UBS AG	9/18/19	2,811
USD	347,556	CZK	8,003,964	UBS AG	9/18/19	2,616
EUR	320,208	USD	363,793	JPMorgan Chase Bank N.A.	9/18/19	(7,978)
EUR	413,563	USD	464,631	JPMorgan Chase Bank N.A.	9/18/19	(5,080)
EUR	417,075	USD	469,259	JPMorgan Chase Bank N.A.	9/18/19	(5,806)
EUR	219,358	USD	248,186	JPMorgan Chase Bank N.A.	9/18/19	(4,436)
EUR	322,390	USD	360,919	JPMorgan Chase Bank N.A.	9/18/19	(2,679)
USD	231,107	EUR	204,936	JPMorgan Chase Bank N.A.	9/18/19	3,382
USD	365,605	EUR	319,918	JPMorgan Chase Bank N.A.	9/18/19	10,113
USD	236,934	EUR	208,330	JPMorgan Chase Bank N.A.	9/18/19	5,437
USD	356,456	EUR	316,450	JPMorgan Chase Bank N.A.	9/18/19	4,816
USD	117,693	EUR	105,345	JPMorgan Chase Bank N.A.	9/18/19	634
USD	240,064	EUR	215,225	JPMorgan Chase Bank N.A.	9/18/19	906
HUF	127,280,880	USD	443,037	UBS AG	9/18/19	(9,791)
HUF	61,121,640	USD	212,771	UBS AG	9/18/19	(4,722)
HUF	72,337,304	USD	253,662	UBS AG	9/18/19	(7,436)
HUF	95,682,052	USD	327,927	UBS AG	9/18/19	(2,239)
USD	1,025,440	HUF	297,024,980	UBS AG	9/18/19	14,409
USD	199,085	HUF	55,922,160	UBS AG	9/18/19	8,734
USD	260,866	HUF	73,751,900	UBS AG	9/18/19	9,824
IDR	3,173,750,947	USD	221,848	Goldman Sachs & Co.	9/18/19	1,789
IDR	2,180,011,168	USD	152,608	Goldman Sachs & Co.	9/18/19	1,005
IDR	3,212,765,343	USD	220,430	Goldman Sachs & Co.	9/18/19	5,956
IDR	5,192,830,676	USD	367,842	Goldman Sachs & Co.	9/18/19	(1,932)
USD	551,799	IDR	8,144,548,148	Goldman Sachs & Co.	9/18/19	(22,103)
USD	174,380	IDR	2,487,526,577	Goldman Sachs & Co.	9/18/19	(903)
USD	241,224	IDR	3,422,965,701	Goldman Sachs & Co.	9/18/19	26
ILS	1,220,807	USD	343,613	UBS AG	9/18/19	5,028
ILS	2,116,257	USD	607,726	UBS AG	9/18/19	(3,360)
USD	693,829	ILS	2,498,754	UBS AG	9/18/19	(19,771)
USD	239,518	ILS	845,210	UBS AG	9/18/19	(1,859)
USD	138,398	ILS	488,200	UBS AG	9/18/19	(1,023)
USD	131,123	ILS	457,528	UBS AG	9/18/19	461
USD	358,936	ILS	1,254,225	UBS AG	9/18/19	752
INR	32,500,948	USD	459,930	Goldman Sachs & Co.	9/18/19	7,752
INR	16,163,869	USD	234,476	Goldman Sachs & Co.	9/18/19	(1,882)
USD	228,386	INR	16,001,432	Goldman Sachs & Co.	9/18/19	(1,871)
USD	234,063	INR	16,222,210	Goldman Sachs & Co.	9/18/19	629
KZT	353,642,489	USD	911,920	Goldman Sachs & Co.	9/18/19	(8)
MXN	4,522,634	USD	231,870	Morgan Stanley	9/18/19	2,302

MXN	4,328,557	USD	223,155	Morgan Stanley	9/18/19	969
MXN	2,296,141	USD	114,846	Morgan Stanley	9/18/19	4,043
MXN	4,587,142	USD	230,681	Morgan Stanley	9/18/19	6,832
MXN	1,819,527	USD	93,604	Morgan Stanley	9/18/19	607
MXN	2,592,177	USD	134,673	Morgan Stanley	9/18/19	(456)
MXN	4,642,755	USD	241,748	Morgan Stanley	9/18/19	(1,355)
USD	320,482	MXN	6,358,363	Morgan Stanley	9/18/19	(8,741)
USD	222,579	MXN	4,470,056	Morgan Stanley	9/18/19	(8,872)
USD	253,207	MXN	4,940,194	Morgan Stanley	9/18/19	(2,586)
USD	128,937	MXN	2,484,109	Morgan Stanley	9/18/19	315
USD	134,763	MXN	2,592,177	Morgan Stanley	9/18/19	545
MYR	974,094	USD	233,065	Goldman Sachs & Co.	9/18/19	2,769
MYR	1,841,254	USD	436,420	Goldman Sachs & Co.	9/18/19	9,358
NOK	6,020,267	USD	689,994	Goldman Sachs & Co.	9/18/19	(9,361)
NOK	2,022,149	USD	232,362	Goldman Sachs & Co.	9/18/19	(3,744)
USD	224,858	NOK	1,971,006	Goldman Sachs & Co.	9/18/19	2,022
USD	112,833	NOK	963,503	Goldman Sachs & Co.	9/18/19	3,902
USD	236,519	NOK	2,029,973	Goldman Sachs & Co.	9/18/19	7,016
PEN	785,728	USD	234,616	Goldman Sachs & Co.	9/18/19	2,724
PEN	804,812	USD	242,757	Goldman Sachs & Co.	9/18/19	347
PEN	842,298	USD	254,894	Goldman Sachs & Co.	9/18/19	(467)
PEN	728,667	USD	216,575	Goldman Sachs & Co.	9/18/19	3,529
PEN	872,886	USD	259,163	Goldman Sachs & Co.	9/18/19	4,504
PEN	734,748	USD	222,678	Goldman Sachs & Co.	9/18/19	(737)
USD	2,183,686	PEN	7,380,202	Goldman Sachs & Co.	9/18/19	(45,604)
USD	252,436	PEN	845,407	Goldman Sachs & Co.	9/18/19	(2,931)
USD	41,566	PEN	139,350	Goldman Sachs & Co.	9/18/19	(527)
USD	253,943	PEN	840,806	Goldman Sachs & Co.	9/18/19	(34)
USD	238,373	PEN	786,512	Goldman Sachs & Co.	9/18/19	796
PHP	11,757,952	USD	225,984	Goldman Sachs & Co.	9/18/19	4,423
PHP	15,534,184	USD	295,327	Goldman Sachs & Co.	9/18/19	9,079
PHP	6,096,214	USD	118,089	Goldman Sachs & Co.	9/18/19	1,372
PHP	6,105,766	USD	118,940	Goldman Sachs & Co.	9/18/19	708
USD	980,037	PHP	51,726,377	Goldman Sachs & Co.	9/18/19	(33,585)
PLN	2,776,923	USD	739,114	Goldman Sachs & Co.	9/18/19	(21,828)
PLN	893,746	USD	233,149	Goldman Sachs & Co.	9/18/19	(2,292)
PLN	369,712	USD	96,214	Goldman Sachs & Co.	9/18/19	(716)
PLN	908,208	USD	239,604	Goldman Sachs & Co.	9/18/19	(5,011)
PLN	1,363,214	USD	360,541	Goldman Sachs & Co.	9/18/19	(8,419)
PLN	933,620	USD	244,779	Goldman Sachs & Co.	9/18/19	(3,622)
USD	344,349	PLN	1,318,993	Goldman Sachs & Co.	9/18/19	3,649
USD	248,463	PLN	943,183	Goldman Sachs & Co.	9/18/19	4,836
USD	468,668	PLN	1,778,205	Goldman Sachs & Co.	9/18/19	9,354
RUB	15,405,282	USD	233,190	Goldman Sachs & Co.	9/18/19	7,225
RUB	15,318,495	USD	238,020	Goldman Sachs & Co.	9/18/19	1,041
RUB	15,027,401	USD	236,289	Goldman Sachs & Co.	9/18/19	(1,771)
USD	160,452	RUB	10,590,005	Goldman Sachs & Co.	9/18/19	(4,816)

USD	253,832	RUB	16,221,903	Goldman Sachs & Co.	9/18/19	673
USD	363,184	RUB	23,091,770	Goldman Sachs & Co.	9/18/19	2,813
SEK	2,188,118	USD	234,544	Goldman Sachs & Co.	9/18/19	(7,266)
SEK	5,546,718	USD	586,052	Goldman Sachs & Co.	9/18/19	(9,920)
SEK	3,385,857	USD	359,743	Goldman Sachs & Co.	9/18/19	(8,057)
USD	584,426	SEK	5,546,718	Goldman Sachs & Co.	9/18/19	8,294
USD	233,622	SEK	2,188,118	Goldman Sachs & Co.	9/18/19	6,345
USD	361,891	SEK	3,385,857	Goldman Sachs & Co.	9/18/19	10,205
THB	462,606	USD	14,578	Goldman Sachs & Co.	9/18/19	393
THB	5,259,527	USD	168,310	Goldman Sachs & Co.	9/18/19	1,907
THB	7,493,413	USD	240,443	Goldman Sachs & Co.	9/18/19	2,071
THB	7,392,425	USD	240,053	Goldman Sachs & Co.	9/18/19	(807)
THB	11,046,403	USD	360,111	Goldman Sachs & Co.	9/18/19	(2,609)
USD	192,386	THB	5,907,211	Goldman Sachs & Co.	9/18/19	1,207
USD	238,041	THB	7,308,335	Goldman Sachs & Co.	9/18/19	1,517
USD	239,423	THB	7,392,425	Goldman Sachs & Co.	9/18/19	177
TRY	554,706	USD	94,827	Goldman Sachs & Co.	9/18/19	2,720
TRY	2,800,796	USD	445,094	Goldman Sachs & Co.	9/18/19	47,436
TRY	719,125	USD	121,880	Goldman Sachs & Co.	9/18/19	4,581
TRY	669,806	USD	116,340	Goldman Sachs & Co.	9/18/19	1,447
USD	224,523	TRY	1,341,507	Goldman Sachs & Co.	9/18/19	(11,385)
TWD	7,378,027	USD	235,946	Goldman Sachs & Co.	9/18/19	1,449
USD	237,847	TWD	7,378,027	Goldman Sachs & Co.	9/18/19	453
ZAR	3,691,189	USD	254,833	UBS AG	9/18/19	1,048
ZAR	1,543,926	USD	107,960	UBS AG	9/18/19	(931)
ZAR	4,629,453	USD	304,965	UBS AG	9/18/19	15,958
ZAR	1,609,192	USD	113,179	UBS AG	9/18/19	(1,626)
ZAR	1,440,818	USD	103,296	UBS AG	9/18/19	(3,415)
ZAR	4,214,759	USD	298,017	UBS AG	9/18/19	(5,841)
ZAR	857,587	USD	59,749	UBS AG	9/18/19	(299)
USD	237,809	ZAR	3,526,260	UBS AG	9/18/19	(6,639)
USD	209,067	ZAR	3,115,097	UBS AG	9/18/19	(6,878)
USD	223,974	ZAR	3,357,927	UBS AG	9/18/19	(8,805)
USD	442,552	ZAR	6,500,440	UBS AG	9/18/19	(8,072)
USD	373,231	ZAR	5,399,569	UBS AG	9/18/19	(1,079)
USD	323,398	ZAR	4,696,159	UBS AG	9/18/19	(2,151)
USD	115,874	ZAR	1,624,525	UBS AG	9/18/19	3,259
						$10,006

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	25	September 2019	$5,000,000	$5,360,156	$10,845

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	September 2019	$100,000	$127,422	$(1,268)
U.S. Treasury 10-Year Ultra Notes	8	September 2019	$800,000	1,102,750	(11,049)
U.S. Treasury 5-Year Notes	14	September 2019	$1,400,000	1,645,766	(13,157)
				$2,875,938	$(25,474)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Colombia Government International Bond	Buy	(1.00)%	6/20/24	$550,000	$2,982	$(7,347)	$(4,365)
Bank of America N.A./ Peru Government International Bond	Buy	(1.00)%	6/20/24	$505,000	(12,025)	(675)	(12,700)
Bank of America N.A./ Chile Government International Bond	Buy	(1.00)%	6/20/24	$500,000	(15,243)	(676)	(15,919)
Bank of America N.A./ Colombia Government International Bond	Buy	(1.00)%	6/20/24	$910,000	5,519	(12,741)	(7,222)
Bank of America N.A./ Korean Government International Bond	Buy	(1.00)%	6/20/24	$1,360,000	(42,605)	(4,479)	(47,084)
Bank of America N.A./ Philippines Government International Bond	Buy	(1.00)%	6/20/24	$1,000,000	(19,338)	(7,455)	(26,793)
Goldman Sachs & Co./ Qatar Government International Bond	Buy	(1.00)%	6/20/24	$1,550,000	(16,927)	(21,213)	(38,140)
Morgan Stanley/Republic of South Africa Government International Bond	Buy	(1.00)%	6/20/24	$1,090,000	31,882	3,099	34,981
					$(65,755)	$(51,487)	$(117,242)

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.43%	7/1/21	MXN	24,200,000	$487	$(2,988)	$(2,501)
MXIBTIIE	Pay	7.52%	7/9/21	MXN	24,600,000	491	(334)	157
MXIBTIIE	Receive	7.31%	7/5/24	MXN	10,800,000	499	(2,503)	(2,004)
MXIBTIIE	Receive	7.17%	6/27/24	MXN	10,700,000	498	1,006	1,504
						$1,975	$(4,819)	$(2,844)

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KZT	-	Kazakhstani Tenge
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,900,106, which represented 12.2% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $61,194.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	9,627,728	—
Corporate Bonds	—	5,729,239	—
U.S. Treasury Securities	—	5,622,784	—
Temporary Cash Investments	1,543	3,055,613	—
	1,543	24,035,364	—
Other Financial Instruments
Futures Contracts	10,845	—	—
Swap Agreements	—	36,642	—
Forward Foreign Currency Exchange Contracts	—	425,865	—
	10,845	462,507	—

Liabilities
Other Financial Instruments
Futures Contracts	25,474	—	—
Swap Agreements	—	156,728	—
Forward Foreign Currency Exchange Contracts	—	415,859	—
	25,474	572,587	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.